Stock-Based Compensation - TDS excluding U.S. Cellular, Valuation model (Details) - TDS Parent Company - shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
TDS Long-Term Incentive Plans | Stock Options
Black Scholes valuation model assumptions
Expected life	6 years 2 months 12 days	6 years 3 months 18 days	6 years 4 months 24 days
Expected annual volatility rate	29.00%	28.60%	30.40%
Dividend yield	2.10%	2.50%	2.20%
Risk-free interest rate	2.40%	2.90%	2.00%
Estimated annual forfeiture rate	3.80%	3.30%	2.50%
Common Shares | TDS Long-Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	12,475,000
Award vesting period	3 years
Common Shares | Non-Employee Directors' Plan
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Shares reserved	225,000
Common Shares | Maximum | TDS Long-Term Incentive Plans
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	10 years
Terminated Employees | Common Shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	30 days
Retired Employees | Common Shares | Minimum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	90 days
Retired Employees | Common Shares | Maximum
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expiration period	1 year